Note 4(c) - Assets Held for Sale	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Assets Held for Sale [Text Block]
4(c)	Assets held for sale:

The M/T Eco Fleet and M/T Eco Revolution met the criteria to be classified as assets held for sale on December 12, 2019 according to guidance in ASC 360. Consequently, the Company has treated the vessels including their inventories on board as Assets held for sale and has classified them as a current asset measured at the lower of the carrying amount and fair value less costs to sell as determined by the Company and supported by an unrelated third party offer to buy the vessels. The related loans are also classified as short term in a separate balance sheet line from the other non-current portion of debt. The Company has recognized an impairment charge of $6,779 for the M/T Eco Fleet and $5,531 for the M/T Eco Revolution to reduce their carrying value to the fair value less costs to sell in the accompanying consolidated statements of comprehensive loss. As of December 31, 2019, the M/T Eco Fleet’s new deemed cost and carrying amount after the impairment charge is $20,667 and the new deemed cost and carrying amount of the M/T Eco Revolution is $22,604 including inventories on board of $124. The vessels were sold on January 21 and January 14, 2020 to an unrelated third party for gross proceeds of $21,000 and $23,000 respectively.

The M/T’s Eco Van Nuys (Hull No 2789), Eco Santa Monica (Hull No 2790) and Eco Venice Beach (Hull No 2791) met the criteria to be classified as assets held for sale on December 31, 2020 according to guidance in ASC 360. Consequently, the Company has treated the vessels under construction as Assets held for sale. Since their fair value less costs to sell approximated their carrying amount the Company didn’t incur any impairment charges. As of December 31, 2020, the M/T’s Eco Van Nuys (Hull No 2789), Eco Santa Monica (Hull No 2790) and Eco Venice Beach (Hull No 2791) carrying amount is $8,187, $8,146 and $8,007 respectively. The vessels were sold on January 6, 2021 to a company affiliated with Mr. Evangelos J. Pistiolis (see Note 20).